Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Prospectus Date	rr_ProspectusDate	May 31, 2016
Supplement [Text Block]	jpmt4_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Ultra-Short Municipal Fund

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated October 24, 2016

to the Prospectus and Summary

Prospectus dated May 31, 2016, as supplemented

Effective November 1, 2016 the contractual expense waivers for the JPMorgan Ultra-Short Municipal Fund (hereinafter, “the Fund) will be decreased. As of that date, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described in the Fund’s prospectus, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45% and 0.25% of the average daily net assets of Class A and Select Class Shares, respectively. These waivers will remain in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

In connection with these changes, as of November 1, 2016, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectuses will hereby be replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Select Class
Management Fees	0.15%	0.15%
Distribution (Rule 12b-1) Fees	0.25	NONE
Other Expenses	0.52	0.50
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses[1]	0.27	0.25

Total Annual Fund Operating Expenses	0.92	0.65
Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.40)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.45	0.25

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45% and 0.25% of the average daily net assets of Class A and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	270	417
SELECT CLASS SHARES ($)	26	125

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	270	417
SELECT CLASS SHARES ($)	26	125

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS AND

SUMMARY PROSPECTUS FOR FUTURE REFERENCE.

JPMorgan Ultra-Short Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt4_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Ultra-Short Municipal Fund

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated October 24, 2016

to the Prospectus and Summary

Prospectus dated May 31, 2016, as supplemented

Effective November 1, 2016 the contractual expense waivers for the JPMorgan Ultra-Short Municipal Fund (hereinafter, “the Fund) will be decreased. As of that date, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described in the Fund’s prospectus, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45% and 0.25% of the average daily net assets of Class A and Select Class Shares, respectively. These waivers will remain in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

In connection with these changes, as of November 1, 2016, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectuses will hereby be replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Select Class
Management Fees	0.15%	0.15%
Distribution (Rule 12b-1) Fees	0.25	NONE
Other Expenses	0.52	0.50
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses[1]	0.27	0.25

Total Annual Fund Operating Expenses	0.92	0.65
Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.40)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.45	0.25

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45% and 0.25% of the average daily net assets of Class A and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	270	417
SELECT CLASS SHARES ($)	26	125

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	270	417
SELECT CLASS SHARES ($)	26	125

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS AND

SUMMARY PROSPECTUS FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Ultra-Short Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[2]
1 Year	rr_ExpenseExampleYear01	$ 270
3 Years	rr_ExpenseExampleYear03	417
1 Year	rr_ExpenseExampleNoRedemptionYear01	270
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 417
JPMorgan Ultra-Short Municipal Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[2]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	125
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 125

[1]	"Remainder of Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45% and 0.25% of the average daily net assets of Class A and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.